Cash And Cash Equivalents And Short-Term Bank Deposits	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents And Short-Term Bank Deposits [Abstract]
Cash And Cash Equivalents And Short-Term Bank Deposits
5.
CASH AND CASH EQUIVALENTS AND SHORT-TERM BANK DEPOSITS

Cash and cash equivalents

	December 31, 2023	December 31, 2022
	$	$
Cash	42,169	38,141
Cash equivalents	80,124	156,330
Cash and cash equivalents	122,293	194,471

As at December 31, 2023, $2,438 of cash and cash equivalents was held in Canadian dollars (December 31, 2022 – $2,010), $119,569 in US dollars (December 31, 2022 – $192,116) and $286 were held in Argentine Pesos (December 31, 2022 – $345). Cash equivalents include investments in Canadian and US treasury bills that mature within three months from the date of acquisition and earn interest between 5.0%-5.2% per annum.

Short-term bank deposits

	December 31, 2023	December 31, 2022
	$	$
Short-term bank deposits	-	157,631